Mar. 20, 2017

Prudential Investment Portfolios 9

Prudential QMA Large-Cap Core Equity Fund (the “Fund”)

Supplement dated March 22, 2017 to the Currently Effective Summary Prospectus and the Prospectus of the Fund

On March 8, 2017, the Board of Trustees of Prudential Investment Portfolios 9 approved certain changes to the Fund’s investment objective and principal investment strategies. In particular, effective on or about June 19, 2017, the Fund will no longer follow a tax-managed strategy.

Accordingly, effective on or about June 19, 2017, the following sections of the Fund’s Prospectus and Summary Prospectus will be restated as set forth below.

I.	The Fund’s investment objective will change from “long-term after tax growth of capital” to “long-term growth of capital”.

II.	The section of the Summary Prospectus and Prospectus entitled “Investments, Risks and Performance—Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Principal Investment Strategies. We seek investments that will appreciate over time. We normally invest at least 80% of the Fund’s investable assets in equity and equity-related securities of large capitalization US companies. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.

Quantitative Management Associates LLC (QMA) employs a quantitatively driven, bottom-up investment process. The stock selection process utilizes an adaptive model that evaluates stocks differently based on their growth expectations. QMA constructs portfolios that seek to maximize the Fund’s investment in the most attractive stocks identified by the model, subject to risk constraints.

The Fund’s goal is to outperform the returns of the S&P 500 Index over the long term.

III.	The section of the Summary Prospectus and the Prospectus entitled “Investments, Risks and Performance—Principal Risks” is amended to delete the following risk factor:
Tax-Related Investing Risk. If you are investing for the short term (less than one year), you may suffer negative tax consequences by investing in the Fund. Market conditions may limit the Fund’s ability to generate tax losses or to avoid dividend income. Excessive shareholder redemptions may require the Fund to sell securities and realize gains. While the Fund tries to limit the extent to which shareholders incur taxes on Fund distributions of income and net realized gains, the Fund expects to distribute taxable income or capital gains from time to time.